CLINICAL TRIALS	6 Months Ended
Jun. 30, 2021
Clinical Trails [Abstract]
CLINICAL TRIALS
NOTE 7:	CLINICAL TRIALS

On November 13, 2020 (the "First Agreement Execution Date"), the Company entered into a Master Clinical Research Organization Agreement (the "First Agreement"), and on December 3, 2020, the Company entered into a Master Clinical Trial Agreement (the "Second Agreement") both with Lotus Clinical Research as the Company's clinical research organization for the Company's planned Phase 3 trials of PRF-110, which are expected to take place in 2021.

Under the First Agreement, the Company paid the first milestone of $581 on December 28, 2020 and additional two milestones of $581 during the first six months of 2021.

In addition, the Company paid a non-refundable deposit of $710 under the Second Agreement in January 2021.

As of June 30, 2021, the Company accounted these amounts of net $1,728 as prepaid clinical trial expense and deferred clinical trial costs after recognition of $145 clinical trials expenses.